RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF NATURE OF TRANSACTIONS

	Financial Years ended December 31,
	2024	2023	2022
Nature of transactions	$’000	$’000	$’000

P4 Engineering Industrial Pte Ltd(1)
- Sale of goods	47	150	-
- Purchases of goods	443	677	888
- Land rental	450	452	404
- Utilities	60	59	57
- Loan interest income	91	21	-
- Sale of Property, Plant & Equipment	106	-	-

MWE Investment Pte Ltd(2)
- Sale of goods	-	-	11

Yin Zhan Holding Pte Ltd(3)
- Purchases of goods	-	-	413
- Other services income	-	7	-

Loan from director
- James Lim Eng Hock	52	9,881	-
- Lee Noi Geck	37	-	-

These related parties are controlled by the common directors and officers of the Company.

(1)	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors of P4 Engineering Industrial Pte Ltd. Mr. James Lim and Ms. Lee NG are the shareholders and they hold 100% in P4 Engineering Industrial Pte Ltd.
(2)	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
(3)	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.